Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
	December 31,
	2019	2018
	US$’000	US$’000

Raw materials	85	96
Work in progress	29	21
Finished goods	472	284
	586	401

ZHEJIANG TIANLAN
Inventories
	December 31,
	2019	2018
	RMB’000	RMB’000

Raw materials	5,742	11,963
Finished goods	13	-

	5,755	11,963